Consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income:
Deposits	$ 4,895	$ 17,011	$ 15,615
Securities	3,531	3,209	2,899
Loans	172,548	253,462	239,976
Total interest income	180,973	273,682	258,490
Interest expense:
Deposits	(25,800)	(67,435)	(63,146)
Borrowings and debt	(62,723)	(96,732)	(85,601)
Total interest expense	(88,523)	(164,167)	(148,747)
Net interest income	92,450	109,515	109,743
Other income (expense):
Fees and commissions, net	10,418	15,647	17,185
Loss on financial instruments, net	(4,794)	(1,379)	(1,009)
Other income, net	1,083	2,874	1,670
Total other income, net	6,707	17,142	17,846
Total revenues	99,157	126,657	127,589
Reversal (provision) for credit losses	1,464	(430)	(57,515)
Gain (loss) on non-financial assets, net	296	500	(10,018)
Operating expenses:
Salaries and other employee expenses	(21,462)	(24,179)	(27,989)
Depreciation of investment properties, equipment and improvements	(3,587)	(2,854)	(1,282)
Amortization of intangible assets	(753)	(702)	(1,176)
Other expenses	(11,522)	(12,939)	(18,471)
Total operating expenses	(37,324)	(40,674)	(48,918)
Profit for the year	$ 63,593	$ 86,053	$ 11,138
Per share data:
Basic earnings per share (in US dollars)	$ 1.60	$ 2.17	$ 0.28
Diluted earnings per share (in US dollars)	$ 1.60	$ 2.17	$ 0.28
Weighted average basic shares(in thousands of shares)	39,656	39,575	39,543
Weighted average diluted shares(in thousands of shares)	39,656	39,575	39,543